GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill for the year ended February 29, 2012 are as follows (restated):

Balance as of February 28, 2011:	$13,106,969
Goodwill from business combinations	47,872,214
Balance as of February 29, 2012 (Restated):	$60,979,183
Impairment	$(25,919,000)
Balance as of February 28, 2013:	$35,060,183

Gross carrying value of components of intangible assets and accumulated amortization

		As of August 31, 2013
	Weighted Average Amortization Period (In months)	Carrying Amount, net of impairment write downs	Accumulated Amortization	Net Carrying Value
Indefinite Lived Intangible:
Trade name	Indefinite	$8,700,000	$-	$8,700,000

Definite Lived Intangible:
Patent litigation	84	4,269,973	1,516,346	2,753,627
Patents	120	717,846	87,183	630,663
Acquired technology	60	7,270,000	3,192,750	4,077,250
Customer relationships	60-72	12,850,000	5,413,126	7,436,874
Software	36	2,095,705	2,095,705	-
Non-compete agreements	36	212,000	212,000	-
Trade names	24	44,000	44,000	-
Total intangibles		$36,159,524	$12,561,110	$23,598,414

		As of February 28, 2013
	Weighted Average Amortization Period (In months)	Carrying Amount, net of impairment write downs	Accumulated Amortization	Transfer to Held for Sale	Net Carrying Value
Indefinite Lived Intangible:
Trade name	Indefinite	$8,700,000	$-	$-	$8,700,000

Definite Lived Intangible:
Patent litigation	84	4,038,904	1,060,109	-	2,978,795
Patents	120	4,174,306	51,356	3,500,000	622,950
Acquired technology	60	7,270,000	2,465,750	-	4,804,250
Customer relationships	60-72	12,850,000	4,143,958	-	8,706,042
Software	36	2,095,705	2,095,705	-	-
Non-compete agreements	36	212,000	212,000	-	-
Trade names	24	44,000	44,000	-	-
Total intangibles		$39,384,915	$10,072,878	$3,500,000	$25,812,037

The following table presents the gross carrying value of the components of intangible assets and accumulated amortization:

		As Of February 28, 2013
	Weighted Average Amortization Period (In months)	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Transfer to Held For Sale	Net Carrying Value
Patent litigation	84	7,567,290	1,060,109	3,528,386	-	2,978,795
Patents	120	12,642,189	51,356	8,467,883	3,500,000	622,950
Acquired technology	60	7,270,000	2,465,750	-	-	4,804,250
Customer relationships	60-72	12,850,000	4,143,958	-	-	8,706,042
Software	36	2,095,705	2,095,705	-	-	-
Non-compete agreements	36	212,000	212,000	-	-	-
Trade names	24 / indefinite	8,744,000	44,000	-	-	8,700,000
Total		$51,381,184	$10,072,878	$11,996,269	$3,500,000	$25,812,037

		As Of February 29, 2012
	Weighted Average Amortization Period (In months)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Patent litigation	84	5,471,107	950,150	4,520,957
Patents	120	6,340,300	292,297	6,048,003
Acquired technology	60	7,270,000	1,011,750	6,258,250
Customer relationships	60-72	12,850,000	1,605,625	11,244,375
Software	36	2,095,706	2,095,706	-
Non-compete agreements	36	212,000	185,500	26,500
Trade names	24 / indefinite	8,744,000	44,000	8,700,000
Total		$42,983,113	$6,185,028	$36,798,085

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Schedule of the expected future amortization
Remainder of 2014	$2,176,229
2015	5,101,399
2016	4,642,676
2017	2,369,316
2018	217,014
Thereafter	391,780
Total	$14,898,414
Amortization in future fiscal periods is expected to be as follows:
2014	$4,493,376
2015	4,510,016
2016	4,393,872
2017	2,491,394
2018	642,942
Thereafter	580,437
Total	$17,112,037